Convertible debentures (Schedule of detailed information about convertible debenture) (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Convertible Debentures [Line Items]
Convertible debentures	$ 2,452,402	$ 3,081,518
Derivative liabilities	787,081	533,562
Equity component of convertible debentures	14,004	23,952
USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives [Member]
Convertible Debentures [Line Items]
Convertible debentures	2,248,108	2,881,719
Derivative liabilities	557,322	197,270
Equity component of convertible debentures	14,004	23,952
USD denominated debentures with embedded derivatives [Member]
Convertible Debentures [Line Items]
Convertible debentures	204,294	199,799
Derivative liabilities	229,759	336,292
Equity component of convertible debentures	$ 0	$ 0